Deferred Income and Contract Liabilities - Summary of Deferred income and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues	$ 90,918	$ 96,803
Total deferred income and contract liabilities	$ 90,918	$ 96,803